Long-Term Debt - Sabine Pass LNG Senior Notes (Details) (Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014 Rate	Sep. 30, 2013	Dec. 31, 2013 Rate	Dec. 31, 2012	Dec. 31, 2011
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fixed Charge, Coverage Ratio	2		2
Distributions to owners	$ 237,700,000	$ 242,100,000	$ 348,900,000	$ 333,500,000	$ 313,600,000
2016 Sabine Pass LNG Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	1,665,500,000		1,665,500,000
Debt Instrument, Interest Rate, Stated Percentage	7.50%		7.50%
Debt Instrument, Redemption Price, Percentage	100.00%		100.00%
Percentage of debt principal additional for redemption	1.00%		1.00%
Discount rate over Treasury Rate to calculate fair value ratio of redemption price	0.50%		0.50%
2020 Sabine Pass LNG Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 420,000,000		$ 420,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.50%		6.50%
Debt redemption period from equity offering closing date	180 days		180 days
Debt Instrument, Original Principal Remaining Requirement of Redemption, Percentage	65.00%		65.00%
Debt Instrument, Redemption, Period One [Member] | 2020 Sabine Pass LNG Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	106.50%		106.50%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	35.00%		35.00%